                     U.S. SECURITIES & EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1 Name and address of issuer:

    SAFECO TAX-EXEMPT BOND TRUST
    SAFECO PLAZA
    SEATTLE, WA 98185

2 Name of each series or class of funds for which this notice is filed:

  SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND, SAFECO CALIFORNIA TAX-FREE INCOME FUND, SAFECO INSURED MUNICIPAL BOND FUND, SAFECO WASHINGTON STATE MUNICIPAL BOND FUND, SAFECO MUNICIPAL BOND FUND

3 Investment Company Act File Number:          811-7300

  Securities Act File Number:                   33-53532

4 Last day of fiscal year for which this notice is filed:

                12/31/96

5 Check box if this notice is being filed more than 180 days after the close of issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of
  the issuer's 24f-2 declaration                                 Not applicable

6 Date of termination of issuer's declaration under rule
  24f-2(a)(1), if applicable:                                    Not applicable


7 Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                               NUMBER           AMOUNT
                                               ------           ------
                                              4,178,309       $58,886,485


8 Number and amount of securities registered during the fiscal year other
  than pursuant to rule 24f-2:                          None

9 Number and aggregate sale price of securities sold during the fiscal year:

                                               NUMBER           AMOUNT
                                               ------           ------
                                              8,117,336      $105,218,030

10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration of rule 24f-2:

                                               NUMBER           AMOUNT
                                             8,117,336       $105,218,030


11 Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:
                                                               Not applicable

12 Calculation of registration fee:

   (i) Aggregate sale price of securities sold during the
   fiscal year in reliance on rule 24f-2 (from Item 10)         $105,218,030

   (ii) Aggregate price of shares issued in connection
   with dividends reinvestment plans (from item 11, if
   applicable):                                                 +    N/A

   (iii)Aggregate price of shares redeemed or
   repurchased during the fiscal year (if applicable:           - 115,096,467

   (iv) Aggregate price of shares redeemed or
   repurchased and previously applied as a reduction to
   filing fees pursuant to rule 24e-2 (if applicable):          +    0

   (v) Net aggregate price of securities sold and issued
   during the fiscal year in reliance on rule 24f-2 (line
   (i), plus line (ii), less line (iii), plus line (iv)          (9,878,437)

   (vi) Multiplier prescribed by Section 6(b) of the
   Securities Act of 1933 or other applicable law or            x .0003030
   regulation

   (vii) Fee due line (i) or line (v) multipled by line (vi):        0

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13 Check box if fees are being remitted to the
   Commission's lockbox depository as described in
   section 3a of the Commission's Rules of Informal
   and Other Procedures (17 CRF 202.3a:                         [ ]

   Date of mailing or wire transfer of filing fees
   to the Commission's lockbox depository:                     No fee

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                             SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:

   By (Signature and Tile)          /s/  Neal A. Fuller
                                   --------------------------------------------
                                   Neal A. Fuller, Vice President & Controller
   Date    2/28/97
        ------------------

  *Please print the name and title of the signing officer below the signature.